Description of Organization, Business Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Description of Organization Business Operations and Basis of Presentation [Abstract]
Description of Organization, Business Operations and Basis of Presentation
Note 1—Description of Organization, Business Operations and Basis of Presentation
Oaktree Acquisition Corp. (now known as Hims & Hers Health, Inc.) (the “Company”) was incorporated as a Cayman Islands exempted company on April 9, 2019. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating its Business Combination, the Company intends to capitalize on the ability of its management team to identify, acquire and manage a business in the industrial and consumer sectors. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from April 9, 2019 (inception) through December 31, 2020 relates to the Company’s formation, the preparation for its initial public offering (the “Initial Public Offering”), as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Oaktree Acquisition Holdings, L.P., a Cayman Islands exempted limited partnership (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 20,125,000 units (the “Units”), including 2,625,000 additional Units to cover over-allotments (the “Over-Allotment Units”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $201.25 million, and incurring offering costs of approximately $11.9 million, inclusive of approximately $7.04 million in deferred underwriting commissions (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “Private Placement”) of 4,016,667 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of approximately $6.03 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $201.25 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (the “Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4)
of Rule 2a-7 of the
Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company provides the holders (the “Public Shareholders”) of its Class A ordinary shares, par value $0.0001 (the “Class A ordinary shares”), sold in the Initial Public Offering (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share amount to be distributed
to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated memorandum and articles of association which the Company adopted prior to the consummation of the Initial Public Offering (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem its Public Shares irrespective of whether such Public Shareholder votes for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the initial shareholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial shareholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares acquired by them in connection with the completion of a Business Combination. Prior to the Business Combination, 6,193 Class A ordinary shares were redeemed for an aggregate redemption price of less than $0.1 million.
Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), is restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021,
(the “Combination Period”) or (b) with respect to any other provision relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public
Shares, at a per-share price, payable in cash,
equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to fund the Company’s regulatory compliance requirements and other costs related thereto (a “Regulatory Withdrawal”), subject to an annual limit of $325,000, and/or to pay the Company’s income taxes, if any, (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The initial shareholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial shareholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party, including any vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all third parties, including vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Basis of Presentation
The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Liquidity
As of December 31, 2020, the Company had approximately $1.1
million in its operating bank account and approximately $3.0 million of interest income available in the Trust Account for Regulatory Withdrawal (subject to an annual limit of $325,000) and for the Company’s tax obligations, if any, and a working capital deficit of approximately $3.8 million.

The Company’s liquidity needs to date have been satisfied through receipt of a $25,000 capital contribution from the Sponsor in exchange for the issuance of the Founder Shares to the Sponsor, the advancement of funds by the Sponsor of approximately $62,000 to the Company to cover for offering costs in connection with the Initial Public Offering, and the proceeds from the consummation of the Private Placement not held in the Trust Account. On November 18, 2019, the Company repaid the advance in full to the Sponsor. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of December 31, 2020 and 2019, there were no amounts outstanding under any Working Capital Loan.
Based on the foregoing, management believes that the Company has sufficient cash available due to consummation of a Business Combination (discussed below) and borrowing capacity from the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
Merger
On January 2
0
, 2021, the Company consummated the merger that the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Rx Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and Hims, Inc., a Delaware corporation (“Hims”) on September 30, 2020. The Merger Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “Hims & Hers Health, Inc.”, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company will become one share of Class A common stock of the Company (the “New Hims Class A Common Stock”), and (C) each outstanding warrant of the Company will become one warrant to purchase one share of New Hims Class A Common Stock; and (ii) following the Domestication, Merger Sub will merge with and into Hims, with Hims as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company (the “Merger”). The Domestication, the Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “Proposed Business Combination”. See the
Form 8-K and
the prospectus filed by the Company with the SEC on October 1, 2020.
In connection with the Merger, the Company adopted a dual class stock structure pursuant to which all stockholders of the Company will hold only shares of New Hims Class A Common Stock, except for Andrew Dudum, the Chief Executive Officer and Founder of Hims, who will hold, directly or indirectly, shares of New Hims Class A Common Stock and shares of Class V common stock of the Company (the “New Hims Class V Common Stock”). Immediately following the closing of the Merger, and by virtue of Mr. Dudum’s holdings of New Hims Class A Common Stock and New Hims Class V Common Stock, Mr. Dudum is expected to hold approximately 90% of the voting power of the capital stock of the Company on a fully diluted basis. The New Hims Class V Common Stock will also be subject to a “sunset” and conversion to New Hims Class A Common Stock if Mr. Dudum (i) no longer serves in a senior executive or board role, or (ii) transfers any shares of New Hims Class V Common Stock (except for permitted transfers).
In accordance with the terms and subject to the conditions of the Merger Agreement, based on an implied equity value of $1.6 billion, minus up to $75 million of cash consideration at closing to Hims stockholders at Hims’ election, plus the aggregate strike price of all Hims options and warrants, (i) each share of Hims common stock, restricted stock and preferred stock (other than dissenting shares and shares held by Hims as treasury stock (which shares will be cancelled for no consideration as part of the Merger) will be cancelled and converted into the right to receive the applicable portion of the merger consideration comprised of New Hims Class A Common Stock, earn out shares (as described below) and warrants to acquire shares of New Hims Class A Common Stock, each as determined in the Merger Agreement, (ii) all equity awards of Hims will be assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of New Hims Class A Common Stock, earn out restricted stock unit awards and warrant restricted stock unit awards with a value as if such Hims equity awards were exercised prior to the closing of the Merger and (iii) each warrant of Hims that is unexercised will be assumed by the Company and represent the right to receive the applicable portion of the merger consideration upon exercise of such warrant as if such warrant was exercised prior to the closing of the Merger. Each Hims equityholder will receive its applicable portion of the 16 million earn out shares (or equivalent equity award) that will vest in equal thirds if the trading price of New Hims Class A Common Stock is greater than or equal to $15, $17.50 and $20 for any 10 trading days within any 20-trading day period
and will also vest in connection with any Company Sale (as defined in the Merger Agreement) if the applicable thresholds are met in such Company Sale. The trading price thresholds were met in February 2021.
The Merger Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type. The Company has also taken action such that, effective immediately after the closing of the Merger, the Company’s board of directors consist of up to eight directors, which shall include the board of directors of Hims prior to the signing of the Merger Agreement plus up to four individuals to be identified at the sole discretion of Hims. In addition, the Company has agreed to adopt an equity incentive plan in an amount not to exceed 10% of the Company’s equity interests on a fully diluted basis with an annual evergreen provision in an amount not to exceed 5% on a fully diluted basis and employee stock purchase plan in an amount not to exceed 2% of the Company’s equity interests on a fully diluted basis with an annual evergreen provision in an amount not to exceed 1% on a fully diluted basis.
In addition, prior to the closing of the Merger, 25.0% of the Class B ordinary shares of the Company and the Private Placement Warrants will be surrendered and forfeited by the Sponsor in accordance with the Sponsor Agreement (as defined below) and reissued to existing Hims equityholders as New Hims Class A Common Stock (or equivalent equity awards in respect thereof) and warrants to acquire shares of New Hims Class A Common Stock (or equivalent equity awards in respect thereof) as part of the merger consideration described above and the Domestication will be consummated.
Sponsor Agreement
Concurrently with the execution of the Merger Agreement, the Company, the Sponsor and Hims entered into a sponsor agreement (the “Sponsor Agreement”), pursuant to which the Sponsor has agreed to, among other things, (i) vote in favor of the Merger Agreement and the transactions contemplated thereby (including the Merger), (ii) surrender and forfeit
25.0
% of the Class B ordinary shares of the Company and the Private Placement Warrants for no consideration and as a contribution to the capital of the Company to be effectuated in connection with the consummation of the Merger, (iii) waive any adjustment to the conversion ratio set forth in the Company’s amended and restated memorandum and articles of association with respect to the Class B ordinary shares of the Company held by the Sponsor, (iv) be bound by certain other covenants and agreements related to the Merger and (v) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Merger, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement.
In connection with the signing of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the closing date, an aggregate of 7,500,000 shares of New Hims Class A Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $75,000,000.
Registration Rights Agreement
At the closing of the Merger, the Company and the Sponsor entered into a registration rights agreement (the “
Parent Registration Rights Agreement
”) pursuant to which, among other things, the Sponsor was granted certain customary registration rights with respect to its shares of New Hims Class A Common Stock.

Amended and Restated Investors’ Rights Agreement
Concurrently with the execution of the Merger Agreement, the Company and certain Hims Stockholders entered into an amended and restated investors’ rights agreement (the “
A&R Company Investors’ Rights Agreement
”) contingent upon and to be effective immediately prior to the closing of the Merger pursuant to which, among other things (i) such Hims Stockholders have agreed not to effect any sale or distribution of the Company’s equity securities during the lock-up period described
therein and (ii) will be granted certain customary registration rights with respect to their shares of New Hims Class A Common Stock.